GOODWILL AND INTANGIBLE ASSETS (FY) (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF GOODWILL
Changes in the carrying value of goodwill, by reportable segment, were as follows (in thousands):

	Brand Direct	Marketplace	Other	Total
Balance, January 1, 2019	$8,616	$2,937	$550	$12,103
Additions (Note 8)	—	29,723	—	29,723
Balance, December 31, 2019	8,616	32,660	550	41,826
Additions (Note 8)	—	—	3,078	3,078
Balance, December 31, 2020	$8,616	$32,660	3,628	$44,904

SCHEDULE OF FINITE-LIVED INTANGIBLE ASSETS
Finite-lived intangible assets consisted of the following (in thousands):

		December 31, 2020			December 31, 2019
	Amortization Period (Years)	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Intangible assets subject to amortization:
Technology	3 to 5	$48,008	$(21,454)	$26,554	$47,946	$(9,751)	$38,195
Customer relationships	1 to 12	21,794	(6,749)	15,045	19,583	(3,078)	16,505
Brand	1 to 5	4,295	(961)	3,334	4,187	(2,556)	1,631
Non-competition agreements	-3-	2,105	(591)	1,514	1,815	(211)	1,604
Total		$76,202	$(29,755)	$46,447	$73,531	$(15,596)	$57,935

SCHEDULE OF FINITE-LIVED INTANGIBLE ASSETS, FUTURE AMORTIZATION EXPENSE
Amortization expense relating to intangible assets subject to amortization for each of the next five years and thereafter is estimated to be as follows (in thousands):

	2021	2022	2023	2024	2025 and Thereafter
Amortization expense	$13,058	$12,154	$9,134	$6,585	$5,474